9. Related Party Transactions	9 Months Ended	11 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Related Party Transactions [Abstract]
9. Related Party Transactions

From February 2012 through September 2013, Suprafin provided the Company a total of $3,467,879 in non-interest bearing unsecured demand loans. Zirk de Maison, currently a member of the Board, and formerly the Chief Executive Officer, of the Company is the owner of Suprafin. As of September 30, 2013, the outstanding balance of these loans was $350,727. See Note 7 - Debt.

From September through December 2012, the Company borrowed a total of $1,040,000 from two directors for working capital purposes at Sulfatos. As of September 30, 2013, the outstanding balance of these loans was $740,000. Mr. Engelbrecht is a guarantor of these loans. See Note 7 - Debt.

From January through March 2013, the Company borrowed a total of $34,000 for working capital purposes from the Company’s Chief Executive Officer. As of September 30, 2013, the outstanding balance of these loans was $0. See Note 7 - Debt.

From inception (January 26, 2012) to September 30, 2013, the Company has issued and sold an aggregate of 25,136,363 shares of Common Stock (including 175,000 shares of Series A Preferred Stock which were converted to 17,500,000 shares of Common Stock) to directors and executive officers. From April through September 2013 the Company has sold 281,023 shares of Series A Preferred Stock to affiliates, directors and executive officers of the Company. See Note 8 – Stockholders’ Equity.

From February through December 2012, Suprafin provided the Company a total of $3,171,381 in non-interest bearing unsecured demand loans. Zirk Engelbrecht, currently a member of the Board, and formerly the Chief Executive Officer, of the Company is the owner of Suprafin. As of December 31, 2012, the outstanding balance of these loans was $785,929. See Note 7 - Debt.

From September through December 2012, the Company borrowed a total of $1,040,000 from two directors for working capital purposes at Sulfatos. Mr. Engelbrecht is a guarantor of these loans. See Note 7 - Debt.

From inception (January 26, 2012) to December 31, 2012, the Company has issued and sold an aggregate of 24,318,181 shares of Common Stock (including 175,000 shares of Series A Preferred Stock which were converted to 17,500,000 shares of Common Stock) to directors and executive officers. See Note 8 – Stockholders’ Equity.

From inception (January 26, 2012) to December 31, 2012, the Company earned revenues of $54,902 of which $ 31,057 was earned from a one-time mining project completed for Casablanca Mining, the parent company of Santa Teresa Minerals. At the time of the Sulfatos Acquisition, Bluestone was an affiliate of Santa Teresa Minerals because substantially all of the equity interests of Bluestone were owned by Juan Carlos Camus Villegas and Angelique de Maison, who were officers and/or directors of Santa Teresa Minerals and its parent holding company and were principal shareholders of the parent holding company.